Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	0-24100
Entity Registrant Name	HMN Financial, Inc.
Entity Central Index Key	0000921183
Entity Tax Identification Number	41-1777397
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1016 Civic Center Drive Northwest
Entity Address, City or Town	Rochester
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55901
City Area Code	507
Local Phone Number	535-1200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	HMNF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false